Significant Accounting Policies (Policies)	12 Months Ended
May. 31, 2015
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries and schools. The Company and its WFOEs have entered into contractual arrangements with the VIEs and its shareholder, which enable the Company to (1) have power to direct activities that most significantly affect the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include purchase price allocation relating to the business acquired, the valuation allowance for deferred tax assets, allowance for doubtful accounts, economic lives and impairment of property and equipment, impairment of goodwill and indefinite-lived intangible assets, and share-based compensation. Actual results could differ from those estimates.

Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.
Short-term investments

Short-term investments

Short term investments consist of held-to-maturity investments with the maturity of less than one year. The Group’s short-term held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its held-to-maturity investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investments. OTTI is recognized as a loss in the income statement.

Restricted cash	Restricted cash Restricted cash represents Renminbi (“RMB”) deposits in bank accounts as deposits for establishing new schools and subsidiaries.
Allowance for doubtful accounts

Allowance for doubtful accounts

Accounts receivable represents amounts due from corporate customers of the Group’s various schools and subsidiaries. The Group provides allowance for doubtful accounts equal to the estimated amounts. The Group’s estimates are based on historical collection experience and a review of the current status of accounts receivable and advances to suppliers. Accounts receivable and advances to suppliers are presented net of allowance for doubtful accounts.

Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2014	2015
	US$	US$
Beginning balance	182	265
Charge during the year	254	676
Written-off	(171)	(140)

Ending balance	265	801

Inventory	Inventory Inventory is stated at the lower of cost or market value.
Land use rights	Land use rights Land use rights are recorded at cost and amortized on a straight-line basis over the remaining term of the land certificate, from 38.5 to 50 years.
Property and equipment

Property and equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is calculated on a straight line basis over the following estimated economic lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated economic life

Construction in progress

Construction in progress

The Group constructs certain of its property and equipment. In addition to cost under the construction contracts, interest cost and external costs directly related to the construction of such facilities, including equipment installation and shipping costs, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record impairment losses on long-lived assets during the years ended May 31, 2013, 2014 and 2015.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis (May 31 for the Group) and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Group to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Group has adopted this pronouncement since June 2012. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill.

The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.

An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group recognized no impairment loss on goodwill for any of the periods presented.

Impairment of indefinite-lived intangible assets

Impairment of indefinite-lived intangible assets

An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test is to compare the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates or market price. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Market prices are based on potential purchase quote from third party, if any. The Group recognized no impairment loss on indefinite-lived intangible assets for any of the periods presented.

Acquired intangible assets with definite lives

Acquired intangible assets with definite lives

Acquired intangible assets with definite lives consist of trademark, license and course wares, and are carried at cost less accumulated amortization and impairment. Amortization of acquired intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected economic lives of the acquired assets. The weighted average amortization periods by major intangible assets class are as follows:

Trademark	10 years
License	20 years
Student base	1.75-2.2 year
Favorable lease	8.7 year

Cost Method Investments
(a)	Cost Method Investments

For investee companies over which the Group does not have significant influence and a controlling interest, the Group carries the investment at cost and recognize as income for any dividend received from distribution of the investee’s earnings.

The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an OTTI has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than temporary.

The Group estimated the fair value of these investee companies based on discounted cash flow approach. Factors the Group considers in making such a determination include general market conditions, the duration and the extent to which the fair value of an investment is less than its cost, and the Group’s intent and ability to hold such investment. The Group recorded nil, nil and US$2 (Note 13) impairment losses on its cost method investments during the years ended May 31, 2013, 2014 and 2015, respectively.

Equity Method Investments
(b)	Equity Method Investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. For certain investments in limited companies, which the Group holds more than 50% equity interest, the Group may only have significant influence but not have control over the investees. Equity method is also used to account for these investments.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary. The Group estimated the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The Company did not record impairment losses on its equity method investment during the years ended May 31, 2013, 2014 and 2015, respectively.

Available-for-sale securities Investments
(c)	Available-for-sale securities Investments

For investments in investees’ stocks which are determined to be debt securities, the Group accounts for them as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

The Group reviews its investments for OTTI based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the issuers.

Long-term held-to-maturity investment
(d)	Long-term held-to-maturity investment

The Group’s long-term held-to-maturity investment represents a trust guaranteed by a bank with the maturity of more than one year, which is stated at its amortized cost.

Revenue recognition

Revenue recognition

Revenue is recognized when persuasive evidence that an arrangement exists, delivery of the product or service has occurred, the selling price is both fixed and determinable and collection is reasonably assured. Revenue is reported net of business taxes and refunds. Business tax amounted to US$33,859, US$39,909 and US$45,664 for the years ended May 31, 2013, 2014 and 2015, respectively. The primary sources of the Group’s revenues are as follows:

(a)	Educational programs and services

The educational programs and services consist of language training and test preparation courses, primary and secondary school education and college admission examination retaking training services. Tuition is generally paid in advance and is initially recorded as deferred revenue. Tuition revenue for educational programs and services is recognized proportionately as the instructions are delivered, and is reported net of business taxes and related surcharges, and tuition refunds. Students are entitled to a short term course trial period which commences on the date the course begins. Tuition refunds are provided to students if they decide within the trial period that they no longer want to take the course. Tuition refunds have been insignificant in the fiscal years ended May 31, 2013, 2014 and 2015, respectively. After the trial period, if a student withdraws from a class, usually no refunds will be provided and any collected but unearned portion of the fee is recognized at that time.

The Group also sells online-learning cards primarily to distributors at fixed price after deducting a pre-determined fixed discount to the face value of the cards. Online-learning card sales represent prepaid service fees received from students for e-learning services. The prepaid service fee is recorded as deferred revenue upon receiving the upfront payment. Revenue is recognized upon actual usage of the cards by the students based on the number of minutes the students use the e-learning services, of which the actual usage is tracked by the Group on an individual basis. Upon the expiration of the online-learning card, which ranges from six months to one year from the date of sale of the card to the distributor, the Group will recognize the remaining unused minutes as revenue.

(b)	Books and others

The Group sells educational books or other educational materials either through its own book stores or websites or through third party distributors. Revenue from sales made through the Group’s book stores is recognized upon sales to customers. Revenue through distributors is recognized once the products are sold to the end customers.

Operating leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated economic life.

Advertising costs

Advertising costs

The Group expenses advertising costs as they incurred. Total advertising expenses were US$29,725, US$41,952 and US$38,295 for the years ended May 31, 2013, 2014 and 2015, respectively, and have been included as part of selling and marketing expenses.

Government subsidies

Government subsidies

The Group recognizes government subsidies as miscellaneous income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and are not subject to future return. Government subsidies received and recognized as miscellaneous income totaled US$1,196, US$1,437 and US$1,230 for the years ended May 31, 2013, 2014 and 2015, respectively.

Foreign currency translation

Foreign currency translation

The Company’s functional and reporting currency is the United States dollars (“U.S. dollars”). The financial records of the Company’s subsidiaries and the VIEs located in the PRC are maintained in its local currency, RMB which is the functional currency of these entities. The financial records of the Company’s subsidiaries located in Hong Kong are maintained in U.S. dollars, which is the functional currency of these entities. The functional currency of the Company’s subsidiaries in Hong Kong is the U.S. dollars.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the reporting currency at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Exchange gains and losses are recognized in the consolidated statements of operations.

Foreign currency risk

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents, restricted cash, and term deposits denominated in RMB amounted to US$451,676 and US$512,887 at May 31, 2014 and 2015, respectively.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when valuing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Measured fair value on a recurring basis

The Group measured its financial assets and liabilities including cash equivalents at fair value on a recurring basis as of May 31, 2014 and 2015. Cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

As of May 31, 2014 and 2015, respectively, the available-for sale securities included in the long-term investment is measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition was as follows:

	May 31, 2014
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Assets:

Long term investments - available for sale securities
Alo7.com Ltd. (“Alo 7.com) (Note 13)		4,207		4,207
Tarena International (“Tarena”) (Note 13)	13,455			13,455

Total	13,455	4,207	—	17,662

	May 31, 2015
	Quoted Prices in	Significant Other	Significant
	Active Market for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets:

Long term investments - available for sale securities
Tarena (Note 13)	16,950			16,950
Alo7.com (Note 13)		27,935		27,935
Juesheng.com (Note 13)		7,440		7,440
ROBOROBO (Note 13)		4,356		4,356
Golden Finance (Note 13)		3,398		3,398
Kouyu100 (Note 13)		3,472		3,472
Other investments		3,556		3,556

Total	16,950	50,157	—	67,107

The Company measured the fair value of the investment in Tarena based on Level 1 inputs, which is the quoted stock price in the active market.

The Company measured the fair value of the investments in Alo7.com and Juesheng.com based on the purchase prices agreed by third parties with similar terms (Level 2) close to the fiscal year end of 2015.

The Company measured the fair value of the investments in ROBOROBO, Golden Finance, Kouyu100 and other investments based on the purchase price as the transaction date was close to the fiscal year end and there was no operation changes or significant transactions that occurred between the transaction date and the end of the fiscal year (Level 2), resulting in no material changes to the investments’ fair value. The initial purchase price is considered the fair value of the investment as of May 31, 2015.

Measured fair value on a nonrecurring basis

Long-term investments other than investments classified as available-for-sale, goodwill and other intangible assets are measured at fair value on a nonrecurring basis when impairment is recognized.

The Group measured long term investments other than investments classified as available-for-sale, and goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments, and the Group measured acquired intangible assets using the income approach - discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group recognized nil, nil and US$2 impairment loss related to investments, goodwill and acquired intangible assets for the years ended May 31, 2013, 2014 and 2015, respectively. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.

Fair value of financial instruments

Fair value of financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, short-term held-to-maturity investments, accounts receivable, amount due from/to related parties, available-for-sale securities investments, long-term held-to-maturity investment and accounts payable. The carrying amounts of cash and cash equivalents, term deposits, restricted cash, short-term held-to-maturity investments, accounts receivable, amount due from/to related parties, and accounts payable approximate their fair values due to the short-term maturities of these instruments. Long-term held-to-maturity investment is stated at its amortized cost.

Net income per share

Net income per share

Basic net income per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Income taxes

Income taxes

The Group accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period of change. Deferred tax assets are reduced by a valuation allowance when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Group believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Group recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Comprehensive income

Comprehensive income

Comprehensive income includes net income, unrealized gain or loss on available-for-sale securities and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of comprehensive income.

Share-based compensation

Share-based compensation

Share-based payments to employees and directors are measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis over the requisite service period, with a corresponding addition to paid-in capital. The Group uses the binomial option pricing model to measure the fair value of options granted and the quoted market price of the Company’s equity shares to measure the fair value of NES granted to employees at each measurement date. The binomial option pricing model is adopted because the Group believes that considering the possibility of exercise of an option over the life of the option, as affected by the reality of changing stock prices and non-constant risk free rates, would better reflect the measurement objective of relevant accounting literature.

The amount of compensation expense recognized at any date is at least equal to the portion of the fair value of the awards that are vested as of that date. The estimate of forfeitures is based on historical turnover rate and will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will impact the amount of share-based compensation expense to be recognized in future periods.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, and accounts receivable. As of May 31, 2015, substantially all of the Group’s cash and cash equivalents, and term deposits were deposited with financial institutions with high-credit ratings and quality. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The Group performs periodic credit evaluations and provides an allowance for doubtful accounts to reduce the accounts receivable balance to its net realizable value. The Group did not have any customers constituting 10% or more of the consolidated net revenues and accounts receivable in fiscal years 2013, 2014 and 2015, respectively.

Newly adopted accounting pronouncements

Newly adopted accounting pronouncements

In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB’s objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP.

The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets.

This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company has adopted the ASU in June 2014. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

Recently issued accounting pronouncements not yet adopted

In May 2014, the Financial Accounting Standards Board (“FASB”) issued a new pronouncement which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This Accounting Standards Update (“ASU”) will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application will be permitted.

An entity should apply the amendments in this ASU using one of the following two methods:

1.	Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

•	For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.

•	For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

•	For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.
2.	Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application.

If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change. An explanation of the reasons for significant changes.

The Group is in the process of evaluating the impact of this pronouncement to its consolidated financial statements.

In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation—Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.

The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted.

Entities may apply the amendments in this ASU either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If retrospective transition is adopted, the cumulative effect of applying this ASU as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. In addition, if retrospective transition is adopted, an entity may use hindsight in measuring and recognizing the compensation cost. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial position or results of operations.

In February 2015, the FASB issued a new pronouncement which is intended to improve targeted areas of consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures (collateralized debt obligations, collateralized loan obligations, and mortgage-backed security transactions). The ASU focuses on the consolidation evaluation for reporting organizations (public and private companies and not-for-profit organizations) that are required to evaluate whether they should consolidate certain legal entities. In addition to reducing the number of consolidation models from four to two, the new standard simplifies the FASB Accounting Standards Codification (“Codification”) and improves current GAAP by:

•	Placing more emphasis on risk of loss when determining a controlling financial interest. A reporting organization may no longer have to consolidate a legal entity in certain circumstances based solely on its fee arrangement, when certain criteria are met.

•	Reducing the frequency of the application of related-party guidance when determining a controlling financial interest in a variable interest entity (VIE).

•	Changing consolidation conclusions for public and private companies in several industries that typically make use of limited partnerships or VIEs.

The ASU will be effective for periods beginning after December 15, 2015, for public companies. Early adoption is permitted, including adoption in an interim period. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial position or results of operations.

In May 2015, the FASB issued a pronouncement which provides amendments on the disclosure for fair value measured investments in certain entities that calculate net asset value per share (or its equivalent). The amendments remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient.

The amendments apply to reporting entities that elect to measure the fair value of an investment within the scope of paragraphs 820-10-15-4 through 15-5 using the net asset value per share (or its equivalent) practical expedient in paragraph 820-10-35-59.

The amendments are effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. For all other entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. A reporting entity should apply the amendments retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the net asset value per share practical expedient be removed from the fair value hierarchy in all periods presented in an entity’s financial statements. Earlier application is permitted. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial position or results of operations.